FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 1,142,004	$ 949,327	$ 753,497	$ 989,396
Other financial assets, current		559,919	712,828
Trade and others accounts receivable, current		1,214,050	1,107,889
Accounts receivable from related entities, current		2,582	554
Other non-financial assets		221,188	212,242
Accounts receivable, non current		6,891	8,254
Total		18,797,972	19,198,194
Liabilities
Trade and other accounts payables		1,695,202	1,593,068
Other financial liabilities, non-current		2,823,963	2,762,245
Total liabilities		14,530,736	15,012,890
Other Financial Liabilities [Member]
Liabilities
Other liabilities, current		1,288,749	1,814,647
Trade and other accounts payables		1,695,202	1,593,068
Accounts payable to related entities, current		760	269
Other financial liabilities, non-current		6,602,891	6,790,273
Accounts payable, non-current		498,832	359,391
Total liabilities		10,086,434	10,557,648
Held Hedge Derivatives [Member]
Liabilities
Other liabilities, current		12,200	24,881
Trade and other accounts payables
Accounts payable to related entities, current
Other financial liabilities, non-current		2,617	6,679
Accounts payable, non-current
Total liabilities		14,817	31,560
Financial liabilities [Member]
Liabilities
Other liabilities, current		1,300,949	1,839,528
Trade and other accounts payables		1,695,202	1,593,068
Accounts payable to related entities, current		760	269
Other financial liabilities, non-current		6,605,508	6,796,952
Accounts payable, non-current		498,832	359,391
Total liabilities		10,101,251	10,589,208
Loans And Receivables [Member]
Assets
Cash and cash equivalents		1,112,346	933,805
Other financial assets, current	[1]	23,918	164,426
Trade and others accounts receivable, current		1,214,050	1,107,889
Accounts receivable from related entities, current		2,582	554
Other non-financial assets	[1]	87,077	101,603
Accounts receivable, non current		6,891	8,254
Total		2,446,864	2,316,531
Hedge Derivatives [Member]
Assets
Cash and cash equivalents
Other financial assets, current	[1]	62,348	11,411
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other non-financial assets	[1]	519
Accounts receivable, non current
Total		62,867	11,411
Held For Trading [Member]
Assets
Cash and cash equivalents
Other financial assets, current	[1]	1,421
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other non-financial assets	[1]	494	522
Accounts receivable, non current
Total		1,915	522
Initial Designation As Fair Value Through Profit And Loss [Member]
Assets
Cash and cash equivalents		29,658	15,522
Other financial assets, current	[1]	472,232	536,991
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other non-financial assets	[1]
Accounts receivable, non current
Total		501,890	552,513
Financial Assets [Member]
Assets
Cash and cash equivalents		1,142,004	949,327
Other financial assets, current	[1]	559,919	712,828
Trade and others accounts receivable, current		1,214,050	1,107,889
Accounts receivable from related entities, current		2,582	554
Other non-financial assets	[1]	88,090	102,125
Accounts receivable, non current		6,891	8,254
Total		$ 3,013,536	$ 2,880,977

[1]	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and loans and receivables corresponds to guarantees given.